Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Interest-Bearing Investments in Available-for-Sale Securities
Available-for-sale
securities consist of the following interest-bearing
investments
:

	As of September 30, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$558,633	$—	$—	$558,633
Corporate bonds	754	—	2	752

Total(1)	$559,387	$—	$2	$559,385

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2020, $752 of securities were classified as short-term interest-bearing investments and $558,633 of securities were classified as cash and cash equivalents.

	As of September 30, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$69,370	$—	$—	$69,370

Total(1)	$69,370	$—	$—	$69,370

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of
September
30, 2019, all the securities were classified as cash and cash equivalents
.

Available-for-Sale Securities Debt Maturities Market Value
As of September 30, 2020, the Company’s
available-for-sale
securities had the following maturity dates:

Market Value
Due within one year	$558,633
1 to 2 years	—
2 to 3 years	752
3 to 4 years	—
Thereafter	—

$559,385